Note 16 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2018	37,887,442	$415,432	1,325,694	$373	39,213,136	$415,805
Balance, December 31, 2019	38,519,517	441,780	1,325,694	373	39,845,211	442,153